Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Operating activities
Net loss	$ (2,287,095)	$ (1,012,978)	$ (1,245,393)
Items not affecting cash:
Statute barred payables	0	(422,982)	0
Amortization of property and equipment	25,878	28,033	27,735
Amortization of patents	3,877	8,000	8,123
Accretion expense	1,179,603	1,169,921	1,099,818
Accrued interest on convertible debentures	368,280	605,507	306,839
Stock-based compensation	41,484	360,044	0
Loss (gain) on conversion of convertible debentures	94,326	(9,506)	96,484
Loss (gain) on repayment of convertible debentures	(47,877)	0	0
Loss (gain) on revaluation of derivative liabilities	(409,607)	(2,547,192)	(771,920)
Loss (gain) on extinguishment of convertible debentures	200,650	1,018,928	(127,409)
Shares issued for financing costs	0	0	7,500
Foreign exchange loss (gain)	(136,336)	421,937	78,004
Adjustments for increase (decrease) in other operating payables	(966,817)	(380,288)	(520,219)
Net changes in non-cash working capital:
Decrease in prepaid expenses and other receivables	5,807	1,414	(10,670)
Decrease in trade payables and other liabilities	(36,021)	(383,892)	(229,683)
Cash flows used in operating activities	(997,031)	(762,766)	(760,572)
Investing activity
Purchase of property and equipment	0	(5,271)	0
Cash flows used in investing activity	(0)	(5,271)	0
Financing activities
Principal payments on lease liability	(25,317)	(27,282)	(11,422)
Proceeds from long-term loan	0	17,974	30,269
Private placements of shares for cash	207,588	840,564	425,789
Share issuance costs	(25,591)	0	0
Proceeds from issuance of convertible debentures	765,671	510,000	612,279
Repayments of convertible debentures	(63,490)	(593,301)	(150,920)
Cash flows provided by financing activities	858,861	747,955	905,995
Net change in cash	(138,170)	(20,082)	145,423
Cash - beginning of period	171,397	191,479	46,056
Cash - end of period	33,227	171,397	191,479
Supplemental cash flow information
Interest paid (classified in operating activities)	88,465	87,266	155,690
Interest converted (classified in operating activities)	12,680	196,964	0
Interest paid on non-convertible debt (classified in operating activities)	9,604	11,785	8,081
Interest paid on lease liability (classified in operating activities)	3,629	9,160	14,081
Carrying amount of convertible debentures converted into common shares	764,432	521,136	762,847
Shares issued on settlement of accounts payable	22,460	0	24,826
ROU asset and lease liability recognized	$ 48,408	$ 0	$ 0